UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05912

MFS SPECIAL VALUE TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2022

ITEM 1.	REPORTS TO STOCKHOLDERS.

Item 1(a):

Semiannual Report
April 30, 2022
MFS®  Special Value Trust
MFV-SEM

MANAGED DISTRIBUTION POLICY DISCLOSURE
The MFS Special Value Trust’s (the fund) Board of Trustees adopted a managed distribution policy. The fund seeks to pay monthly distributions based on an annual rate of 10.00% of the fund’s average monthly net asset value. The primary purpose of the managed distribution policy is to provide shareholders with a constant, but not guaranteed, fixed rate of distribution each month. You should not draw any conclusions about the fund’s investment performance from the amount of the current distribution or from the terms of the fund’s managed distribution policy. The Board may amend or terminate the managed distribution policy at any time without prior notice to fund shareholders. The amendment or termination of the managed distribution policy could have an adverse effect on the market price of the fund’s shares.
With each distribution, the fund will issue a notice to shareholders and an accompanying press release which will provide detailed information regarding the amount and composition of the distribution and other related information. The amounts and sources of distributions reported in the notice to shareholders are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The fund will send you a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes. Please refer to “Tax Matters and Distributions” under Note 2 of the Notes to Financial Statements for information regarding the tax character of the fund’s distributions.
Under a managed distribution policy the fund may at times distribute more than its net investment income and net realized capital gains; therefore, a portion of your distribution may result in a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the fund is paid back to you. Any such returns of capital will decrease the fund’s total assets and, therefore, could have the effect of increasing the fund’s expense ratio. In addition, in order to make the level of distributions called for under its managed distribution policy, the fund may have to sell portfolio securities at a less than opportune time. A return of capital does not necessarily reflect the fund’s investment performance and should not be confused with ‘yield’ or ‘income’. The fund’s total return in relation to changes in net asset value is presented in the Financial Highlights.

MFS® Special Value Trust
New York Stock Exchange Symbol: MFV

Contact information	back cover

NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CHAIR AND CEO
Dear Shareholders:
Global markets have recently been buffeted by a series of crosscurrents, including rising inflation, tighter financial conditions, the continued spread of the coronavirus (particularly in Asia), and the evolving geopolitical landscape in the wake of Russia’s invasion of Ukraine. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. The US Federal Reserve has hiked rates at consecutive meetings for the first time since 2006 and raised rates by more than 0.25% for the first time since 2000. Additional half-point hikes are expected at the Fed’s next two meetings as it seeks to adopt a neutral monetary policy stance before the end of the year. Richly valued growth equities have been hit particularly hard by higher interest rates, and volatility in credit markets has picked up too.
There are, however, encouraging signs for the markets. The number of coronavirus cases outside of Asia remains well below prior peaks, and fewer are seriously ill. Meanwhile, unemployment is low and there are signs that some global supply chain bottlenecks are beginning to ease, though lockdowns in China and disruptions stemming from Russia’s invasion of Ukraine could hamper these advances. Additionally, easier Chinese monetary and regulatory policies and the record pace of corporate stock buybacks are supportive elements, albeit in an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating increasingly complex global capital markets. Our investment team, guided by a commitment to long-term fundamental investing, seeks to uncover what we believe are the best, most durable investment ideas in markets around the world. The result — combining collective expertise, long-term discipline, and thoughtful risk management — is what we consider to be a unique global investment platform that enables us to create value for investors.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
June 15, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

Portfolio Composition
Portfolio structure (i)
Top ten holdings (i)
Texas Instruments, Inc.	2.2%
Southern Co.	2.1%
Northrop Grumman Corp.	2.1%
Duke Energy Corp.	2.0%
Progressive Corp.	2.0%
Johnson & Johnson	2.0%
Dominion Energy, Inc.	1.9%
Nestle S.A., ADR	1.8%
Aon PLC	1.8%
Morgan Stanley	1.8%
GICS equity sectors (g)
Financials	14.7%
Industrials	7.0%
Utilities	6.1%
Health Care	5.3%
Information Technology	3.4%
Consumer Staples	1.8%
Communication Services	1.8%
Materials	1.5%
Consumer Discretionary	1.2%
ETFs	1.2%
Energy (o)	0.0%
Fixed income sectors (i)
High Yield Corporates	45.0%
Emerging Markets Bonds	7.4%
Investment Grade Corporates	1.0%
Municipal Bonds	0.1%
U.S. Treasury Securities	(0.9)%
Composition including fixed income credit quality (a)(i)
BBB	1.0%
BB	27.6%
B	18.9%
CCC	5.9%
C	0.1%
Not Rated	(0.9)%
Non-Fixed Income	44.0%
Cash & Cash Equivalents	2.5%
Other	0.9%

Portfolio Composition - continued
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(o)	Less than 0.1%.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of April 30, 2022.
The portfolio is actively managed and current holdings may be different.

Portfolio Managers' Profiles
Portfolio Manager	Primary Role	Since	Title and Five Year History
Ward Brown	Emerging Markets Debt Instruments Portfolio Manager	2012	Investment Officer of MFS; employed in the investment management area of MFS since 2005.
Katherine Cannan	Equity Securities Portfolio Manager	2019	Investment Officer of MFS; employed in the investment management area of MFS since 2013.
Nevin Chitkara	Equity Securities Portfolio Manager	2012	Investment Officer of MFS; employed in the investment management area of MFS since 1997.
David Cole	Below Investment Grade Debt Instruments Portfolio Manager	2006	Investment Officer of MFS; employed in the investment management area of MFS since 2004.
Matt Ryan	Emerging Markets Debt Instruments Portfolio Manager	2012	Investment Officer of MFS; employed in the investment management area of MFS since 1997.
Michael Skatrud	Below Investment Grade Debt Instruments Portfolio Manager	2018	Investment Officer of MFS; employed in the investment management area of MFS since 2013.
Other Notes
The fund’s shares may trade at a discount or premium to net asset value. When fund shares trade at a premium, buyers pay more than the net asset value underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s concurrent liquidation.
The fund's target annual distribution rate is calculated based on an annual rate of 10.00% of the fund's average monthly net asset value, not a fixed share price, and the fund's dividend amount will fluctuate with changes in the fund's average monthly net assets.
In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

Portfolio of Investments
4/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 52.7%
Aerospace & Defense – 0.9%
Bombardier, Inc., 7.5%, 3/15/2025 (n)	$30,000	$ 29,100
Bombardier, Inc., 7.125%, 6/15/2026 (n)	33,000	30,360
Moog, Inc., 4.25%, 12/15/2027 (n)	76,000	70,775
TransDigm, Inc., 6.25%, 3/15/2026 (n)	70,000	69,650
TransDigm, Inc., 6.375%, 6/15/2026	40,000	39,498
TransDigm, Inc., 5.5%, 11/15/2027	55,000	50,435
TransDigm, Inc., 4.625%, 1/15/2029	41,000	35,677
		$ 325,495
Automotive – 1.5%
Clarios Global LP/Clarios U.S. Finance Cois, 8.5%, 5/15/2027 (n)	$85,000	$ 84,947
Dana, Inc., 5.375%, 11/15/2027	46,000	43,470
Dana, Inc., 5.625%, 6/15/2028	15,000	14,306
Dana, Inc., 4.25%, 9/01/2030	25,000	21,430
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/2029 (n)	40,000	32,800
Ford Motor Co., 4.75%, 1/15/2043	45,000	36,225
Ford Motor Credit Co. LLC, 4.134%, 8/04/2025	200,000	192,000
IAA Spinco, Inc., 5.5%, 6/15/2027 (n)	65,000	63,538
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)	40,000	32,442
Wheel Pros, Inc., 6.5%, 5/15/2029 (n)	35,000	26,600
		$ 547,758
Broadcasting – 1.0%
Advantage Sales & Marketing, Inc., 6.5%, 11/15/2028 (n)	$62,000	$ 56,343
Gray Escrow II, Inc., 5.375%, 11/15/2031 (n)	80,000	68,957
iHeartCommunications, Inc., 8.375%, 5/01/2027	20,000	19,800
Scripps Escrow II, Inc., 5.875%, 7/15/2027 (n)	50,000	47,750
Univision Communications, Inc., 4.5%, 5/01/2029 (n)	69,000	61,927
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)	110,000	98,450
		$ 353,227
Brokerage & Asset Managers – 0.8%
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)	$40,000	$ 37,250
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	100,000	94,875
LPL Holdings, Inc., 4%, 3/15/2029 (n)	51,000	46,410
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	35,000	31,955
NFP Corp., 4.875%, 8/15/2028 (n)	45,000	40,950
NFP Corp., 6.875%, 8/15/2028 (n)	51,000	45,316
		$ 296,756

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Building – 1.8%
ABC Supply Co., Inc., 4%, 1/15/2028 (n)	$125,000	$ 116,562
Foundation Building Materials LLC, 6%, 3/01/2029 (n)	15,000	12,206
GYP Holding III Corp., 4.625%, 5/01/2029 (n)	75,000	66,469
Interface, Inc., 5.5%, 12/01/2028 (n)	65,000	58,892
MIWD Holdco II LLC/MIWD Finance Co., 5.5%, 2/01/2030 (n)	35,000	30,275
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)	43,000	42,248
Park River Holdings, Inc., 5.625%, 2/01/2029 (n)	30,000	23,028
Patrick Industries, Inc., 7.5%, 10/15/2027 (n)	65,000	65,650
SRM Escrow Issuer LLC, 6%, 11/01/2028 (n)	50,000	48,000
SRS Distribution, Inc., 6.125%, 7/01/2029 (n)	55,000	48,536
Standard Industries, Inc., 4.75%, 1/15/2028 (n)	28,000	25,760
Standard Industries, Inc., 4.375%, 7/15/2030 (n)	76,000	63,373
Standard Industries, Inc., 3.375%, 1/15/2031 (n)	10,000	7,987
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)	45,000	41,231
		$ 650,217
Business Services – 1.0%
HealthEquity, Inc., 4.5%, 10/01/2029 (n)	$65,000	$ 59,394
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)	30,000	28,576
Iron Mountain, Inc., REIT, 4.875%, 9/15/2027 (n)	45,000	42,975
Nielsen Finance LLC, 4.5%, 7/15/2029 (n)	40,000	37,802
Paysafe Finance PLC, 4%, 6/15/2029 (z)	55,000	44,825
Switch Ltd., 3.75%, 9/15/2028 (n)	79,000	74,062
Switch Ltd., 4.125%, 6/15/2029 (n)	20,000	19,100
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)	50,000	51,500
		$ 358,234
Cable TV – 4.1%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027 (n)	$35,000	$ 34,117
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)	179,000	159,981
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	70,000	61,075
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 2/01/2031 (n)	90,000	75,852
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/2034 (n)	55,000	43,725
CSC Holdings LLC, 4.125%, 12/01/2030 (n)	200,000	165,000
DISH DBS Corp., 7.75%, 7/01/2026	30,000	28,220
DISH DBS Corp., 5.25%, 12/01/2026 (n)	50,000	45,908
DISH DBS Corp., 5.125%, 6/01/2029	40,000	31,244
Sirius XM Holdings, Inc., 3.875%, 9/01/2031 (n)	75,000	63,338
Sirius XM Radio, Inc., 4%, 7/15/2028 (n)	67,000	60,551
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)	125,000	120,208
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)	200,000	191,000
Videotron Ltd., 5.125%, 4/15/2027 (n)	35,000	34,300
Virgin Media Finance PLC, 5%, 7/15/2030 (n)	200,000	174,000

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Cable TV – continued
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)	$200,000	$ 173,500
		$ 1,462,019
Chemicals – 1.4%
Axalta Coating Systems Ltd., 4.75%, 6/15/2027 (n)	$150,000	$ 142,500
Element Solutions, Inc., 3.875%, 9/01/2028 (n)	65,000	58,094
Ingevity Corp., 3.875%, 11/01/2028 (n)	74,000	66,230
LSF11 A5 HoldCo LLC, 6.625%, 10/15/2029 (n)	40,000	34,800
Sasol Financing (USA) LLC, 5.5%, 3/18/2031	200,000	180,000
		$ 481,624
Computer Software – 0.7%
Camelot Finance S.A., 4.5%, 11/01/2026 (n)	$40,000	$ 37,600
Clarivate Science Holdings Corp., 3.875%, 7/01/2028 (n)	10,000	8,900
Clarivate Science Holdings Corp., 4.875%, 7/01/2029 (n)	65,000	57,283
Dun & Bradstreet Corp., 5%, 12/15/2029 (n)	50,000	46,500
PTC, Inc., 3.625%, 2/15/2025 (n)	55,000	53,281
PTC, Inc., 4%, 2/15/2028 (n)	35,000	32,439
		$ 236,003
Computer Software - Systems – 0.9%
Fair Isaac Corp., 5.25%, 5/15/2026 (n)	$130,000	$ 130,650
Fair Isaac Corp., 4%, 6/15/2028 (n)	7,000	6,395
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	85,000	83,304
Viavi Solutions, Inc., 3.75%, 10/01/2029 (n)	70,000	62,981
Virtusa Corp., 7.125%, 12/15/2028 (n)	35,000	31,500
		$ 314,830
Conglomerates – 1.4%
Amsted Industries Co., 5.625%, 7/01/2027 (n)	$70,000	$ 69,475
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)	23,000	21,333
BWX Technologies, Inc., 4.125%, 4/15/2029 (n)	97,000	89,725
Gates Global LLC, 6.25%, 1/15/2026 (n)	55,000	53,625
Granite Holdings U.S. Acquisition Co., 11%, 10/01/2027 (n)	5,000	5,163
Griffon Corp., 5.75%, 3/01/2028	73,000	65,152
Madison IAQ LLC, 5.875%, 6/30/2029 (n)	57,000	46,455
Stevens Holding Co., Inc., 6.125%, 10/01/2026 (n)	45,000	45,112
TriMas Corp., 4.125%, 4/15/2029 (n)	119,000	106,207
		$ 502,247
Construction – 0.6%
Empire Communities Corp., 7%, 12/15/2025 (n)	$45,000	$ 42,638
Mattamy Group Corp., 5.25%, 12/15/2027 (n)	30,000	28,050
Mattamy Group Corp., 4.625%, 3/01/2030 (n)	55,000	46,796

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Construction – continued
Taylor Morrison Communities, Inc., 5.75%, 1/15/2028 (n)	$50,000	$ 48,875
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)	59,000	52,113
		$ 218,472
Consumer Products – 0.6%
Mattel, Inc., 3.375%, 4/01/2026 (n)	$46,000	$ 44,735
Mattel, Inc., 5.875%, 12/15/2027 (n)	39,000	39,897
Mattel, Inc., 5.45%, 11/01/2041	15,000	15,056
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)	55,000	52,250
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)	25,000	21,194
SWF Escrow Issuer Corp., 6.5%, 10/01/2029 (n)	45,000	34,762
		$ 207,894
Consumer Services – 1.8%
Allied Universal Holdco LLC, 6.625%, 7/15/2026 (n)	$20,000	$ 19,329
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)	55,000	53,383
ANGI Group LLC, 3.875%, 8/15/2028 (n)	71,000	56,223
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)	55,000	47,850
GoDaddy, Inc., 3.5%, 3/01/2029 (n)	113,000	100,275
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)	39,000	38,317
Match Group Holdings II LLC, 3.625%, 10/01/2031 (n)	5,000	4,160
Match Group, Inc., 5%, 12/15/2027 (n)	65,000	63,375
Match Group, Inc., 4.625%, 6/01/2028 (n)	60,000	55,930
Match Group, Inc., 4.125%, 8/01/2030 (n)	20,000	17,875
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)	40,000	33,531
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 4/15/2030 (n)	35,000	28,357
TriNet Group, Inc., 3.5%, 3/01/2029 (n)	86,000	77,937
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/2026 (n)	42,000	40,845
		$ 637,387
Containers – 1.4%
ARD Finance S.A., 6.5%, (6.5% cash or 7.25% PIK) 6/30/2027 (n)(p)	$200,000	$ 168,000
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.875%, 11/15/2029 (n)	200,000	171,756
Crown Americas LLC, 5.25%, 4/01/2030 (n)	45,000	44,606
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026	80,000	77,468
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026	40,000	39,850
		$ 501,680
Electrical Equipment – 0.2%
CommScope Technologies LLC, 5%, 3/15/2027 (n)	$90,000	$ 70,650

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Electronics – 0.9%
Diebold Nixdorf, Inc., 8.5%, 4/15/2024	$20,000	$ 13,144
Diebold Nixdorf, Inc., 9.375%, 7/15/2025 (n)	30,000	26,550
Entegris, Inc., 4.375%, 4/15/2028 (n)	30,000	27,825
Entegris, Inc., 3.625%, 5/01/2029 (n)	27,000	23,752
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	50,000	50,563
Sensata Technologies B.V., 5%, 10/01/2025 (n)	95,000	94,287
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)	30,000	27,291
Synaptics, Inc., 4%, 6/15/2029 (n)	60,000	52,897
		$ 316,309
Emerging Market Quasi-Sovereign – 0.8%
Greenko Dutch B.V. (Republic of India), 3.85%, 3/29/2026 (n)	$194,000	$ 176,404
Petroleos Mexicanos, 6.49%, 1/23/2027	100,000	95,970
		$ 272,374
Emerging Market Sovereign – 0.4%
Republic of Ecuador, 0%, 7/31/2030 (n)	$8,116	$ 4,362
Republic of Ecuador, 5%, 7/31/2030 (n)	37,800	30,630
Republic of Ecuador, 1%, 7/31/2035 (n)	99,060	61,765
Republic of Ecuador, 0.5%, 7/31/2040 (n)	45,400	24,642
Republic of Venezuela, 7%, 3/31/2038 (a)(d)	203,000	16,240
		$ 137,639
Energy - Independent – 1.7%
Antero Resources Corp., 7.625%, 2/01/2029 (n)	$25,000	$ 26,490
Callon Petroleum Co., 6.125%, 10/01/2024	25,000	24,682
Callon Petroleum Co., 8%, 8/01/2028 (n)	25,000	25,858
CNX Resources Corp., 6%, 1/15/2029 (n)	49,000	48,342
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)	65,000	65,727
CrownRock LP/CrownRock Finance, Inc., “F”, 5%, 5/01/2029 (n)	35,000	34,251
Encino Acquisition Partners Holdings LLC, 8.5%, 5/01/2028 (n)	35,000	35,087
Moss Creek Resources Holdings, Inc., 7.5%, 1/15/2026 (n)	30,000	27,510
Occidental Petroleum Corp., 5.875%, 9/01/2025	55,000	56,489
Occidental Petroleum Corp., 6.625%, 9/01/2030	87,000	94,286
Occidental Petroleum Corp., 6.6%, 3/15/2046	35,000	38,150
SM Energy Co., 5.625%, 6/01/2025	30,000	29,325
SM Energy Co., 6.5%, 7/15/2028	30,000	29,576
Southwestern Energy Co., 5.95%, 1/23/2025	5,900	5,985
Southwestern Energy Co., 8.375%, 9/15/2028	25,000	27,031
Southwestern Energy Co., 5.375%, 3/15/2030	30,000	29,620
		$ 598,409

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Entertainment – 1.5%
AMC Entertainment Holdings, Inc., 10%, (10% cash or 12% PIK) 6/15/2026 (n)(p)	$20,000	$ 16,751
Carnival Corp. PLC, 7.625%, 3/01/2026 (n)	120,000	117,450
Carnival Corp. PLC, 5.75%, 3/01/2027 (n)	50,000	45,276
Carnival Corp. PLC, 6%, 5/01/2029 (n)	15,000	13,463
Life Time, Inc., 5.75%, 1/15/2026 (n)	45,000	43,663
Live Nation Entertainment, Inc., 5.625%, 3/15/2026 (n)	46,000	45,425
NCL Corp. Ltd., 3.625%, 12/15/2024 (n)	40,000	37,200
NCL Corp. Ltd., 5.875%, 3/15/2026 (n)	35,000	32,333
Royal Caribbean Cruises Ltd., 5.375%, 7/15/2027 (n)	25,000	22,974
Royal Caribbean Cruises Ltd., 5.5%, 4/01/2028 (n)	70,000	63,875
SeaWorld Parks & Entertainment, 5.25%, 8/15/2029 (n)	65,000	59,145
Viking Cruises Ltd. Co., 5.875%, 9/15/2027 (n)	25,000	21,179
		$ 518,734
Financial Institutions – 1.3%
Credit Acceptance Corp., 5.125%, 12/31/2024 (n)	$60,000	$ 59,281
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% cash or 7.25% PIK), 9/15/2024 (n)(p)	144,266	124,427
Howard Hughes Corp., 4.125%, 2/01/2029 (n)	81,000	72,931
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)	60,000	58,200
OneMain Finance Corp., 6.875%, 3/15/2025	40,000	40,200
OneMain Finance Corp., 8.875%, 6/01/2025	30,000	31,485
OneMain Finance Corp., 7.125%, 3/15/2026	25,000	25,312
Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029 (n)	65,000	55,575
		$ 467,411
Food & Beverages – 2.2%
Aramark Services, Inc., 6.375%, 5/01/2025 (n)	$90,000	$ 91,653
BellRing Brands, Inc., 7%, 3/15/2030 (n)	35,000	34,213
Central America Bottling Co., 5.25%, 4/27/2029 (n)	200,000	190,014
JBS USA Lux S.A./JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)	54,000	55,756
Lamb Weston Holdings, Inc., 4.125%, 1/31/2030 (n)	100,000	89,238
Performance Food Group Co., 5.5%, 10/15/2027 (n)	70,000	67,930
Post Holdings, Inc., 5.625%, 1/15/2028 (n)	59,000	55,784
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	75,000	64,125
Primo Water Holding, Inc., 4.375%, 4/30/2029 (n)	70,000	60,929
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)	75,000	69,277
		$ 778,919
Gaming & Lodging – 2.7%
Boyd Gaming Corp., 4.75%, 12/01/2027	$35,000	$ 33,080
Boyd Gaming Corp., 4.75%, 6/15/2031 (n)	25,000	22,608
Caesars Entertainment, Inc., 4.625%, 10/15/2029 (n)	40,000	34,300

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – continued
Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 7/01/2025 (n)	$45,000	$ 45,956
Caesars Resort Collection LLC/CRC Finco, Inc., 8.125%, 7/01/2027 (n)	50,000	52,250
CCM Merger, Inc., 6.375%, 5/01/2026 (n)	37,000	36,907
Hilton Domestic Operating Co., Inc., 3.75%, 5/01/2029 (n)	80,000	72,482
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)	66,000	55,893
Marriott Ownership Resorts, Inc., 4.5%, 6/15/2029 (n)	55,000	48,400
MGM Growth Properties LLC, 5.75%, 2/01/2027	25,000	25,750
MGM Resorts International Co., 4.75%, 10/15/2028	48,000	44,090
Scientific Games Corp., 8.625%, 7/01/2025 (n)	10,000	10,475
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.625%, 3/01/2030 (n)	33,000	31,350
Scientific Games International, Inc., 7%, 5/15/2028 (n)	40,000	40,951
VICI Properties LP / VICI Note Co., Inc., 4.625%, 6/15/2025 (n)	60,000	59,700
VICI Properties LP / VICI Note Co., Inc., 4.25%, 12/01/2026 (n)	60,000	56,858
VICI Properties LP / VICI Note Co., Inc., 3.875%, 2/15/2029 (n)	31,000	29,450
VICI Properties LP / VICI Note Co., Inc., 4.125%, 8/15/2030 (n)	10,000	8,984
VICI Properties LP, REIT, 3.75%, 2/15/2027 (n)	65,000	59,943
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)	88,000	82,020
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/2027 (n)	30,000	27,590
Wynn Macau Ltd., 5.5%, 1/15/2026 (n)	35,000	30,012
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)	35,000	30,647
		$ 939,696
Industrial – 0.5%
APi Escrow Corp., 4.75%, 10/15/2029 (n)	$65,000	$ 58,500
Dycom Industries, Inc., 4.5%, 4/15/2029 (n)	40,000	36,500
Williams Scotsman International, Inc., 4.625%, 8/15/2028 (n)	76,000	71,930
		$ 166,930
Insurance - Health – 0.1%
Centene Corp., 3%, 10/15/2030	$45,000	$ 39,150
Insurance - Property & Casualty – 0.6%
Alliant Holdings Intermediate LLC, 6.75%, 10/15/2027 (n)	$90,000	$ 85,107
AssuredPartners, Inc., 5.625%, 1/15/2029 (n)	35,000	30,781
GTCR (AP) Finance, Inc., 8%, 5/15/2027 (n)	20,000	19,924
Hub International Ltd., 5.625%, 12/01/2029 (n)	41,000	37,618
Ryan Specialty Group, 4.375%, 2/01/2030 (n)	43,000	39,217
		$ 212,647

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Machinery & Tools – 0.3%
Ritchie Bros. Holdings Ltd., 4.75%, 12/15/2031 (n)	$60,000	$ 60,000
Terex Corp., 5%, 5/15/2029 (n)	70,000	64,326
		$ 124,326
Medical & Health Technology & Services – 3.0%
Avantor Funding, Inc., 4.625%, 7/15/2028 (n)	$80,000	$ 76,103
Catalent, Inc., 3.125%, 2/15/2029 (n)	116,000	100,658
Charles River Laboratories International, Inc., 3.75%, 3/15/2029 (n)	140,000	126,700
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)	30,000	31,079
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)	80,000	65,800
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030 (n)	15,000	13,150
DaVita, Inc., 4.625%, 6/01/2030 (n)	40,000	34,800
DaVita, Inc., 3.75%, 2/15/2031 (n)	55,000	44,825
Encompass Health Corp., 5.75%, 9/15/2025	10,000	10,175
HCA, Inc., 5.875%, 2/15/2026	50,000	51,775
IQVIA Holdings, Inc., 5%, 5/15/2027 (n)	200,000	198,164
Legacy LifePoint Health LLC, 4.375%, 2/15/2027 (n)	25,000	23,125
Regional Care/LifePoint Health, Inc., 9.75%, 12/01/2026 (n)	45,000	46,240
Syneos Health, Inc., 3.625%, 1/15/2029 (n)	89,000	78,734
Tenet Healthcare Corp., 6.125%, 10/01/2028 (n)	86,000	82,556
U.S. Acute Care Solutions LLC, 6.375%, 3/01/2026 (n)	50,000	48,562
U.S. Renal Care, Inc., 10.625%, 7/15/2027 (n)	40,000	34,500
		$ 1,066,946
Medical Equipment – 0.2%
Teleflex, Inc., 4.625%, 11/15/2027	$80,000	$ 78,400
Metals & Mining – 1.8%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	$75,000	$ 76,219
Coeur Mining, Inc., 5.125%, 2/15/2029 (n)	59,000	47,348
Compass Minerals International, Inc., 6.75%, 12/01/2027 (n)	65,000	65,804
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)	50,000	48,375
Ero Copper Corp., 6.5%, 2/15/2030 (n)	25,000	22,433
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	75,000	66,369
GrafTech Finance, Inc., 4.625%, 12/15/2028 (n)	52,000	47,463
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)	107,000	98,172
Kaiser Aluminum Corp., 4.5%, 6/01/2031 (n)	40,000	34,500
Novelis Corp., 3.25%, 11/15/2026 (n)	29,000	26,461
Novelis Corp., 4.75%, 1/30/2030 (n)	65,000	59,782
Novelis Corp., 3.875%, 8/15/2031 (n)	29,000	24,868
Petra Diamonds US$ Treasury PLC, 10.5% PIK to 12/31/2022, 10.5% PIK/9.75% Cash to 6/30/2023, 9.75% Cash to 3/08/2026 (n)(p)	21,731	22,872
		$ 640,666

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – 2.9%
Cheniere Energy Partners LP, 4.5%, 10/01/2029	$37,000	$ 35,427
Cheniere Energy Partners LP, 4%, 3/01/2031	85,000	76,934
DT Midstream, Inc., 4.125%, 6/15/2029 (n)	44,000	40,040
DT Midstream, Inc., 4.375%, 6/15/2031 (n)	84,000	75,254
EQM Midstream Partners LP, 6%, 7/01/2025 (n)	15,000	14,866
EQM Midstream Partners LP, 6.5%, 7/01/2027 (n)	5,000	5,050
EQM Midstream Partners LP, 5.5%, 7/15/2028	133,000	127,015
EQM Midstream Partners LP, 4.5%, 1/15/2029 (n)	30,000	27,007
Genesis Energy LP/Genesis Energy Finance Corp., 6.25%, 5/15/2026	28,900	26,949
Northriver Midstream Finance LP, 5.625%, 2/15/2026 (n)	30,000	29,250
Peru LNG, 5.375%, 3/22/2030	200,000	172,000
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)	85,000	79,234
Targa Resources Partners LP/Targa Resources Finance Corp., 6.875%, 1/15/2029	80,000	84,372
Targa Resources Partners LP/Targa Resources Finance Corp., 4.875%, 2/01/2031	66,000	63,442
Targa Resources Partners LP/Targa Resources Finance Corp., 4%, 1/15/2032	20,000	18,137
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/2029 (n)	45,000	41,062
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)	50,000	45,375
Western Midstream Operating LP, 4.55%, 2/01/2030	27,000	24,805
Western Midstream Operation LP, 4.65%, 7/01/2026	20,000	19,725
Western Midstream Operation LP, 5.5%, 8/15/2048	15,000	13,350
		$ 1,019,294
Municipals – 0.1%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev., Taxable (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$35,000	$ 35,875
Oil Services – 0.6%
MV24 Capital B.V., 6.748%, 6/01/2034 (n)	$180,614	$ 171,159
Solaris Midstream Holding LLC, 7.625%, 4/01/2026 (n)	30,000	30,750
		$ 201,909
Oils – 0.4%
Parkland Corp., 4.625%, 5/01/2030 (n)	$85,000	$ 74,375
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 6/15/2025	40,000	38,622
PBF Holding Co. LLC/PBF Finance Corp., 6%, 2/15/2028	30,000	26,400
		$ 139,397

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Personal Computers & Peripherals – 0.3%
NCR Corp., 5%, 10/01/2028 (n)	$70,000	$ 66,850
NCR Corp., 5.125%, 4/15/2029 (n)	35,000	33,337
		$ 100,187
Pharmaceuticals – 1.2%
Bausch Health Companies, Inc., 6.125%, 4/15/2025 (n)	$122,000	$ 122,359
Bausch Health Companies, Inc., 5%, 1/30/2028 (n)	105,000	77,455
Bausch Health Companies, Inc., 5%, 2/15/2029 (n)	30,000	21,098
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)	200,000	186,060
		$ 406,972
Pollution Control – 0.4%
GFL Environmental, Inc., 4.25%, 6/01/2025 (n)	$20,000	$ 19,398
GFL Environmental, Inc., 4%, 8/01/2028 (n)	55,000	48,400
GFL Environmental, Inc., 4.75%, 6/15/2029 (n)	20,000	18,150
GFL Environmental, Inc., 4.375%, 8/15/2029 (n)	25,000	22,180
Stericycle, Inc., 3.875%, 1/15/2029 (n)	46,000	40,565
		$ 148,693
Precious Metals & Minerals – 0.2%
IAMGOLD Corp., 5.75%, 10/15/2028 (n)	$50,000	$ 42,537
Taseko Mines Ltd., 7%, 2/15/2026 (n)	35,000	34,738
		$ 77,275
Printing & Publishing – 0.4%
Cimpress N.V., 7%, 6/15/2026 (n)	$150,000	$ 139,875
Real Estate - Other – 0.4%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, REIT, 5.875%, 10/01/2028 (n)	$80,000	$ 77,600
XHR LP, REIT, 4.875%, 6/01/2029 (n)	55,000	50,647
		$ 128,247
Restaurants – 0.1%
Fertitta Entertainment LLC, 6.75%, 1/15/2030 (n)	$35,000	$ 30,279
Retailers – 0.6%
Asbury Automotive Group, Inc., 4.625%, 11/15/2029 (n)	$39,000	$ 35,105
Bath & Body Works, Inc., 5.25%, 2/01/2028	135,000	129,600
Victoria's Secret & Co., 4.625%, 7/15/2029 (n)	55,000	45,120
		$ 209,825
Specialty Chemicals – 0.2%
Univar Solutions USA, Inc., 5.125%, 12/01/2027 (n)	$60,000	$ 57,515

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Specialty Stores – 0.5%
Group 1 Automotive, Inc., 4%, 8/15/2028 (n)	$54,000	$ 48,585
Michael Cos., Inc., 5.25%, 5/01/2028 (n)	30,000	25,783
Michael Cos., Inc., 7.875%, 5/01/2029 (n)	40,000	31,500
Penske Automotive Group Co., 3.75%, 6/15/2029	79,000	67,372
		$ 173,240
Supermarkets – 0.3%
Albertsons Cos. LLC/Safeway, Inc., 4.625%, 1/15/2027 (n)	$85,000	$ 79,617
Albertsons Cos. LLC/Safeway, Inc., 3.5%, 3/15/2029 (n)	50,000	42,120
		$ 121,737
Telecommunications - Wireless – 2.7%
Altice France S.A., 6%, 2/15/2028 (n)	$200,000	$ 165,166
Digicel International Finance Ltd., 8.75%, 5/25/2024 (n)	200,000	197,404
Millicom International Cellular S.A., 4.5%, 4/27/2031 (n)	200,000	173,105
SBA Communications Corp., 3.875%, 2/15/2027	55,000	52,206
SBA Communications Corp., 3.125%, 2/01/2029	95,000	81,486
Sprint Capital Corp., 6.875%, 11/15/2028	80,000	87,807
Sprint Corp., 7.125%, 6/15/2024	25,000	26,313
Sprint Corp., 7.625%, 3/01/2026	120,000	130,342
T-Mobile USA, Inc., 2.625%, 4/15/2026	45,000	41,737
		$ 955,566
Tobacco – 0.2%
Vector Group Ltd., 10.5%, 11/01/2026 (n)	$25,000	$ 25,517
Vector Group Ltd., 5.75%, 2/01/2029 (n)	35,000	30,713
		$ 56,230
Utilities - Electric Power – 3.1%
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024 (n)	$200,000	$ 202,080
Calpine Corp., 4.5%, 2/15/2028 (n)	73,000	67,578
Calpine Corp., 5.125%, 3/15/2028 (n)	75,000	68,128
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)	35,000	33,075
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)	115,000	98,900
Investment Energy Resources Ltd., 6.25%, 4/26/2029 (n)	200,000	197,300
Mercury Chile Holdco LLC, 6.5%, 1/24/2027 (n)	200,000	188,930
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)	35,000	34,744
NextEra Energy, Inc., 4.25%, 9/15/2024 (n)	10,000	9,825
NextEra Energy, Inc., 4.5%, 9/15/2027 (n)	50,000	47,361
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)	40,000	39,300
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)	95,000	88,721

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)	$25,000	$ 22,500
		$ 1,098,442
Total Bonds (Identified Cost, $20,433,411)		$ 18,623,607
Common Stocks – 44.0%
Aerospace & Defense – 3.6%
Honeywell International, Inc.	2,736	$ 529,443
Northrop Grumman Corp.	1,695	744,783
		$ 1,274,226
Brokerage & Asset Managers – 3.3%
BlackRock, Inc.	878	$ 548,469
NASDAQ, Inc.	3,890	612,169
		$ 1,160,638
Business Services – 2.8%
Accenture PLC, “A”	1,360	$ 408,489
Equifax, Inc. (f)	2,782	566,193
		$ 974,682
Cable TV – 1.8%
Comcast Corp., “A”	15,576	$ 619,302
Intelsat Emergence S.A. (a)	705	21,502
		$ 640,804
Construction – 1.5%
ICA Tenedora, S.A. de C.V. (u)	10,542	$ 8,782
Sherwin-Williams Co.	1,960	538,922
		$ 547,704
Electronics – 2.2%
Texas Instruments, Inc.	4,562	$ 776,680
Food & Beverages – 1.8%
Nestle S.A., ADR	5,034	$ 647,574
Gaming & Lodging – 1.2%
Marriott International, Inc., “A”	2,334	$ 414,332
Health Maintenance Organizations – 1.7%
Cigna Corp.	2,490	$ 614,482

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 5.5%
Aon PLC	2,190	$ 630,698
Marsh & McLennan Cos., Inc.	3,672	593,763
Progressive Corp.	6,567	705,033
		$ 1,929,494
Machinery & Tools – 1.7%
Illinois Tool Works, Inc.	3,087	$ 608,479
Major Banks – 3.4%
JPMorgan Chase & Co.	4,741	$ 565,886
Morgan Stanley	7,750	624,572
		$ 1,190,458
Medical Equipment – 1.6%
Thermo Fisher Scientific, Inc.	1,001	$ 553,473
Oil Services – 0.0%
LTRI Holdings LP (a)(u)	60	$ 17,255
Other Banks & Diversified Financials – 2.6%
American Express Co.	3,439	$ 600,828
Citigroup, Inc.	6,793	327,490
		$ 928,318
Pharmaceuticals – 2.0%
Johnson & Johnson	3,847	$ 694,230
Special Products & Services – 1.2%
iShares iBoxx $ High Yield Corporate Bond ETF	5,200	$ 408,356
Utilities - Electric Power – 6.1%
Dominion Energy, Inc.	8,297	$ 677,367
Duke Energy Corp.	6,555	722,099
Southern Co.	10,317	757,165
		$ 2,156,631
Total Common Stocks (Identified Cost, $9,719,948)		$ 15,537,816

Contingent Value Rights – 0.0%
Cable TV – 0.0%
Intelsat Jackson Holdings S.A. - Series A, 12/05/2025 (a)	73	$ 383
Intelsat Jackson Holdings S.A. - Series B, 12/05/2025 (a)	73	347
Total Contingent Value Rights (Identified Cost, $0)		$ 730

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 2.5%
Money Market Funds – 2.5%
MFS Institutional Money Market Portfolio, 0.28% (v) (Identified Cost, $879,967)	880,004	$ 880,004

Other Assets, Less Liabilities – 0.8%		278,208
Net Assets – 100.0%		$35,320,365

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $880,004 and $34,162,153, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $15,469,120, representing 43.8% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Paysafe Finance PLC, 4%, 6/15/2029	6/10/21-9/09/21	$54,846	$44,825
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 4/30/22
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Short	USD	4	$476,625	June – 2022	$28,235
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond	Long	USD	1	$140,687	June – 2022	$(13,346)
At April 30, 2022, the fund had liquid securities with an aggregate value of $6,716 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements

Financial Statements
Statement of Assets and Liabilities
At 4/30/22 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $30,153,359)	$34,162,153
Investments in affiliated issuers, at value (identified cost, $879,967)	880,004
Cash	28
Receivables for
Net daily variation margin on open futures contracts	285
Investments sold	80,111
Interest and dividends	317,701
Other assets	16,266
Total assets	$35,456,548
Liabilities
Payables for
Investments purchased	$72,562
Payable to affiliates
Investment adviser	2,655
Administrative services fee	144
Transfer agent and dividend disbursing costs	378
Payable for independent Trustees' compensation	406
Accrued expenses and other liabilities	60,038
Total liabilities	$136,183
Net assets	$35,320,365
Net assets consist of
Paid-in capital	$32,112,667
Total distributable earnings (loss)	3,207,698
Net assets	$35,320,365
Shares of beneficial interest outstanding	7,290,542
Net asset value per share (net assets of $35,320,365 / 7,290,542 shares of beneficial interest outstanding)	$4.84
See Notes to Financial Statements

Financial Statements
Statement of Operations
Six months ended 4/30/22 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$523,067
Dividends	177,757
Other	732
Dividends from affiliated issuers	574
Foreign taxes withheld	(2,298)
Total investment income	$699,832
Expenses
Management fee	$153,988
Transfer agent and dividend disbursing costs	7,364
Administrative services fee	8,679
Independent Trustees' compensation	1,935
Stock exchange fee	11,853
Custodian fee	2,054
Shareholder communications	19,828
Audit and tax fees	39,839
Legal fees	495
Miscellaneous	21,312
Total expenses	$267,347
Net investment income (loss)	$432,485
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$854,866
Futures contracts	8,417
Net realized gain (loss)	$863,283
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(4,237,809)
Futures contracts	14,889
Net unrealized gain (loss)	$(4,222,920)
Net realized and unrealized gain (loss)	$(3,359,637)
Change in net assets from operations	$(2,927,152)
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	4/30/22 (unaudited)	10/31/21
Change in net assets
From operations
Net investment income (loss)	$432,485	$904,011
Net realized gain (loss)	863,283	1,770,734
Net unrealized gain (loss)	(4,222,920)	3,901,052
Change in net assets from operations	$(2,927,152)	$6,575,797
Distributions to shareholders	$(1,299,524)	$(2,685,418)
Tax return of capital distributions to shareholders	$—	$(1,287,948)
Distributions from other sources	$(640,125)	$—
Change in net assets from fund share transactions	$125,292	$257,913
Total change in net assets	$(4,741,509)	$2,860,344
Net assets
At beginning of period	40,061,874	37,201,530
At end of period	$35,320,365	$40,061,874
See Notes to Financial Statements

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
	4/30/22 (unaudited)	10/31/21	10/31/20	10/31/19	10/31/18	10/31/17
Net asset value, beginning of period	$5.51	$5.15	$5.60	$5.43	$6.03	$5.91
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.12	$0.15	$0.16	$0.16	$0.20(c)
Net realized and unrealized gain (loss)	(0.46)	0.79	(0.07)	0.56	(0.18)	0.52
Total from investment operations	$(0.40)	$0.91	$0.08	$0.72	$(0.02)	$0.72
Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.16)	$(0.16)	$(0.17)	$(0.18)	$(0.21)
From net realized gain	—	(0.21)	(0.36)	(0.03)	(0.11)	—
From tax return of capital	—	(0.18)	(0.01)	(0.35)	(0.29)	(0.39)
From other sources	(0.09)	—	—	—	—	—
Total distributions declared to shareholders	$(0.27)	$(0.55)	$(0.53)	$(0.55)	$(0.58)	$(0.60)
Net increase from repurchase of capital shares	$—	$—	$0.00(w)	$—	$—	$0.00(w)
Net asset value, end of period (x)	$4.84	$5.51	$5.15	$5.60	$5.43	$6.03
Market value, end of period	$5.95	$6.77	$5.25	$6.48	$5.49	$6.66
Total return at market value (%) (j)(r)(s)(x)	(8.17)(n)	41.18	(10.63)	30.24	(8.87)	33.86
Total return at net asset value (%)	(8.22)(n)	17.13	1.44	13.80	(0.44)	12.79(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses	1.41(a)	1.38	1.44	1.41	1.39	1.23(c)
Net investment income (loss)	2.28(a)	2.27	2.76	2.89	2.76	3.35(c)
Portfolio turnover	13(n)	38	48	34	33	35
Net assets at end of period (000 omitted)	$35,320	$40,062	$37,202	$40,258	$38,834	$42,842

See Notes to Financial Statements

Financial Highlights – continued
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(j)	Total return at net asset value is calculated using the net asset value of the fund, not the publicly traded price and therefore may be different than the total return at market value.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns at net asset value have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Special Value Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less

Notes to Financial Statements (unaudited) - continued
may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service.
Open-end investment companies are generally valued at net asset value per share.
Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the

Notes to Financial Statements (unaudited) - continued
significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of April 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$14,842,703	$—	$17,255	$14,859,958
Switzerland	647,574	—	—	647,574
Luxembourg	—	21,502	—	21,502
Mexico	—	—	8,782	8,782
Non - U.S. Sovereign Debt	—	410,013	—	410,013
Municipal Bonds	—	35,875	—	35,875
U.S. Corporate Bonds	—	14,232,905	—	14,232,905
Foreign Bonds	—	3,945,544	—	3,945,544
Mutual Funds	880,004	—	—	880,004
Total	$16,370,281	$18,645,839	$26,037	$35,042,157
Other Financial Instruments
Futures Contracts – Assets	$28,235	$—	$—	$28,235
Futures Contracts – Liabilities	(13,346)	—	—	(13,346)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 10/31/21	$25,960
Change in unrealized appreciation or depreciation	77
Balance as of 4/30/22	$26,037
The net change in unrealized appreciation or depreciation from investments held as level 3 at April 30, 2022 is $77. At April 30, 2022, the fund held two level 3 securities.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Notes to Financial Statements (unaudited) - continued
The derivative instruments used by the fund during the period were futures contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2022 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$28,235	$(13,346)
(a)	Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2022 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$8,417
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended April 30, 2022 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$14,889
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Notes to Financial Statements (unaudited) - continued
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Loans and Other Direct Debt Instruments — The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which contractually obligate the fund to supply additional cash to the borrower on demand. The fund generally provides this financial support in order to preserve its existing investment or to obtain a more senior secured interest in the assets of the borrower. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business,

Notes to Financial Statements (unaudited) - continued
the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements.
Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. The fund seeks to pay monthly distributions based on an annual rate of 10.00% of the fund’s average monthly net asset value. As a result, distributions may exceed actual earnings which may result in a tax return of capital. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial

Notes to Financial Statements (unaudited) - continued
statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to defaulted bonds and amortization and accretion of debt securities.
For the six months ended April 30, 2022, the amount of distributions estimated to be a tax return of capital was approximately $640,125 which is reported as distributions from other sources in the Statements of Changes in Net Assets. All or a portion of this amount may be redesignated as capital gains at fiscal year end.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 10/31/21
Ordinary income (including any short-term capital gains)	$1,196,180
Long-term capital gains	1,489,238
Tax return of capital (b)	1,287,948
Total distributions	$3,973,366

(b)	Distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 4/30/22
Cost of investments	$31,198,074
Gross appreciation	5,932,630
Gross depreciation	(2,088,547)
Net unrealized appreciation (depreciation)	$ 3,844,083
As of 10/31/21
Other temporary differences	(22,262)
Net unrealized appreciation (depreciation)	8,096,761
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.68% of the fund’s average daily net assets and 3.40% of gross income. Gross income is calculated based on tax elections that generally include the accretion of discount and exclude the amortization of premium, which may differ from investment income reported in the Statement of Operations. MFS has agreed to reduce its management fee to the lesser of the contractual management fee as set forth above or 0.90% of the fund's average daily net assets. This written agreement will continue

Notes to Financial Statements (unaudited) - continued
until modified by the fund's Board of Trustees, but such agreement will continue at least until October 31, 2022. For the six months ended April 30, 2022, the fund’s average daily net assets and gross income fees did not meet the thresholds required to waive the management fee under this agreement. The management fee, from net assets and gross income, incurred for the six months ended April 30, 2022 was equivalent to an annual effective rate of 0.81% of the fund’s average daily net assets.
Transfer Agent — The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended April 30, 2022, these fees paid to MFSC amounted to $1,130.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2022 was equivalent to an annual effective rate of 0.0458% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended April 30, 2022, the fund engaged in purchase transactions pursuant to this policy, which amounted to $2,948.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended April 30, 2022, this reimbursement amounted to $64, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended April 30, 2022, purchases and sales of investments, other than short-term obligations, aggregated $4,920,787 and $6,242,654, respectively.

Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the fund of up to 10% annually of its own shares of beneficial interest.
During the six months ended April 30, 2022 and the year ended October 31, 2021, the fund did not repurchase any shares. Transactions in fund shares were as follows:
	Six months ended 4/30/22		Year ended 10/31/21
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions	20,709	$125,292	42,753	$257,913
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of Daily Simple SOFR plus 0.10%, the Federal Funds Effective Rate, and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended April 30, 2022, the fund’s commitment fee and interest expense were $74 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,152,155	$3,262,783	$3,534,934	$—	$—	$880,004

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$574	$—

Notes to Financial Statements (unaudited) - continued
(8) LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
(9) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of MFS Special Value Trust
Results of Review of Interim Financial Statements
We have reviewed the accompanying statement of assets and liabilities of MFS Special Value Trust (the “Fund”), including the portfolio of investments, as of April 30, 2022, and the related statements of operations, changes in net assets and financial highlights for the six-month period then ended and the related notes (collectively referred to as the “interim financial statements”). Based on our review, we are not aware of any material modifications that should be made to the interim financial statements for them to be in conformity with U.S. generally accepted accounting principles.
We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (“PCAOB”), the statement of changes in net assets for the year ended October 31, 2021 and the financial highlights for each of the five years in the period then ended; and in our report dated December 15, 2021, we expressed an unqualified opinion on those financial statements.
Basis for Review Results
These financial statements are the responsibility of the Fund's management. We are a public accounting firm registered with the PCAOB and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the SEC and the PCAOB. We conducted our review in accordance with the standards of the PCAOB. A review of interim financial statements consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the PCAOB, the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.
Boston, Massachusetts
June 15, 2022

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/closedendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/closedendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Additional information about the fund (e.g., performance, dividends and the fund’s price history)  is also available at mfs.com/closedendfunds by choosing the fund's name, if any.
INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS
The fund has entered into contractual arrangements with an investment adviser, administrator, transfer agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

CONTACT US
TRANSFER AGENT, REGISTRAR, AND
DIVIDEND DISBURSING AGENT
CALL
1-800-637-2304
9 a.m. to 5 p.m. Eastern time
WRITE
Computershare Trust Company, N.A.
P.O. Box 505005
Louisville, KY 40233-5005
New York Stock Exchange Symbol: MFV

Item 1(b):

A copy of the notice transmitted to the Registrant’s shareholders in reliance on Rule 30e-3 of the Investment Company Act of 1940, as amended that contains disclosure specified by paragraph (c)(3) of Rule 30e-3 is attached hereto as EX-99.30e-3Notice.

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS

A schedule of investments for MFS Special Value Trust is included as part of the report to shareholders under Item 1(a) of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There were no changes during the period.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS Special Value Trust

Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
11/01/21-11/30/21	0	N/A	0	726,642
12/01/21-12/31/21	0	N/A	0	726,642
1/01/22-1/31/22	0	N/A	0	726,642
2/01/22-2/28/22	0	N/A	0	726,642
3/01/22-3/31/22	0	N/A	0	726,642
4/01/22-4/30/22	0	N/A	0	726,642

Total	0	N/A	0

Note: The Board approved procedures to repurchase shares and reviews the results periodically. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on October 1st of each year. The programs conform to the conditions of Rule 10b-18 of the Securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (October 1 through the following September 30) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (October 1). The aggregate number of shares available for purchase for the October 1, 2021 plan year is 726,642.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 13.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto as EX-99.906CERT.

(c)	Registrant’s Rule 30e-3 Notice pursuant to Item 1(b) of Form N-CSR. Attached hereto as EX-99.30e-3Notice.

(d)	Notices to Trust’s common shareholders in accordance with Investment Company Act Section 19(a) and Rule 19a-1. Attached hereto as EX-99.19a-1.

Notice

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant MFS SPECIAL VALUE TRUST

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President

Date: June 15, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: June 15, 2022

By (Signature and Title)*	/S/ JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 15, 2022

*	Print name and title of each signing officer under his or her signature.